Shareholders' Equity - Repurchases (Details) - USD ($) shares in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2017	Jan. 31, 2017	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Aug. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during the period (in shares)					55.4	47.5
Stock repurchased during the period					$ 4,400,000,000	$ 4,500,000,000
2016 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed							$ 15,000,000,000.0
Repurchase authorizations remaining at period end							13,900,000,000
2014 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed							10,000,000,000.0
Repurchase authorizations remaining at period end							$ 0
Accelerated share repurchases agreement amount				$ 725,000,000				$ 3,600,000,000
Accelerated share repurchases percent of notional amount received in shares		80.00%		80.00%
Number of shares purchased (in shares)		36.1		6.2
Amount of repurchases under the program		$ 2,900,000,000		$ 580,000,000
Accelerated share repurchases, maximum number of shares	9.9	9.9	1.4
Accelerated share repurchases, percent of notional amount in shares to be received at end of program	20.00%		20.00%
Foreign Exchange Forward | 2014 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Derivative notional amount		$ 700,000,000		$ 145,000,000